Employee Compensation - Summary of stock option activity (Details) - 2019 Stock Incentive Plan [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Nonvested Beginning balance | shares	5,320,800
Number of options, Granted | shares	3,887,970
Number of options, Forfeited | shares	749,670
Number of options, Nonvested Ending Balance | shares	8,459,100
Weighted - average grant date fair value, Nonvested Beginning balance	$ 0.39
Weighted - average grant date fair value, Granted	1.65
Weighted - average grant date fair value, Forfeited	0.46
Weighted - average grant date fair value, Nonvested Ending Balance	0.97
Weighted - average exercise price, Nonvested Beginning balance	3.51
Weighted - average exercise price, Granted	8.32
Weighted - average exercise price, Forfeited	3.85
Weighted - average exercise price, Nonvested Ending Balance	$ 5.69